Warrant Liabilities (Details) - shares	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Warrant Liabilities (Details) [Line Items]
Redemption of warrant, description	• in whole and not in part;• at a price of $0.01 per warrant;• upon not less than 30 days’ prior written notice of redemption given after the warrants become exercisable to each warrant holder; and• if, and only if, the reported last sale price of the Class A common stock equals or exceeds $18.00 per share (as adjusted for stock splits, stock dividends, reorganizations, recapitalizations and the like) for any 20 trading days within a 30-trading day period commencing once the warrants become exercisable and ending three business days before the Company sends the notice of redemption to the warrant holders.	• in whole and not in part;• at a price of $0.01 per warrant;• upon not less than 30 days’ prior written notice of redemption given after the warrants become exercisable to each warrant holder; and• if, and only if, the reported last sale price of the Class A common stock equals or exceeds $18.00 per share (as adjusted for stock splits, stock dividends, reorganizations, recapitalizations and the like) for any 20 trading days within a 30-trading day period commencing once the warrants become exercisable and ending three business days before the Company sends the notice of redemption to the warrant holders.
Warrant term	5 years
Public Warrants [Member]
Warrant Liabilities (Details) [Line Items]
Warrants outstanding	5,750,000	5,750,000	5,750,000
Public warrants expire		5 years
Private Placement [Member]
Warrant Liabilities (Details) [Line Items]
Warrants outstanding	5,700,000	5,700,000	5,700,000